Share-Based Compensation - Stock Option Activity (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of options
Outstanding as of January 1, 2020	386,705
Granted	0	0
Exercised	(134,639)	(152,410)	(201,630)
Forfeited or expired	(27,538)
Outstanding as of December 31, 2020	224,528	386,705
Exercisable as of December 31, 2020	188,572
Weighted-Average Exercise Price
Outstanding as of January 1, 2020	¥ 398.80
Exercised	247.86
Forfeited or expired	279.22
Outstanding as of December 31, 2020	505.33	¥ 398.80
Exercisable as of December 31, 2020	¥ 515.78
Weighted-Average Remaining Contractual Term
Outstanding balance	5 years 6 months	6 years 3 months 18 days
Exercisable as of December 31, 2020	5 years 3 months 18 days
Aggregate Intrinsic Value of Options
Outstanding as of January 1, 2020	¥ 6,455
Outstanding as of December 31, 2020	17,848	¥ 6,455
Exercisable as of December 31, 2020	¥ 11,870